United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/23

Date of Reporting Period: Six months ended 06/30/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2023

High Yield Bond Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2023, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	11.2%
Cable Satellite	7.8%
Insurance - P&C	7.2%
Midstream	6.7%
Automotive	6.0%
Health Care	5.4%
Media Entertainment	5.1%
Packaging	4.8%
Building Materials	4.7%
Gaming	4.7%
Independent Energy	4.3%
Other[2]	28.6%
Cash Equivalents[3]	2.4%
Other Assets and Liabilities - Net[4]	1.1%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg US Corporate
High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the
Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.1%
	Aerospace/Defense—1.6%
$ 3,800,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 3,784,849
1,825,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	1,834,198
4,800,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	4,761,234
2,600,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	2,606,877
	TOTAL	12,987,158
	Automotive—6.0%
450,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	455,396
3,800,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	3,614,221
375,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	381,255
1,325,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	1,321,763
4,625,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,778,738
6,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,352,740
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,165,288
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,828,089
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,458,194
2,100,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,044,203
2,625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	2,486,696
400,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	376,594
2,850,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	2,646,577
8,025,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	8,053,176
3,925,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,222,857
3,575,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	3,301,477
550,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	557,526
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	610,883
	TOTAL	47,655,673
	Banking—0.2%
1,775,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,710,505
	Building Materials—4.7%
2,500,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,137,577
325,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	296,510
1,250,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,182,899
1,025,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	811,436
3,775,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	2,967,622
5,125,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	4,285,858
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	3,770,529
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,396,161
1,950,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	1,611,266
4,175,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	3,609,267
2,850,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	2,465,071
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,470,941
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,118,696
3,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,267,483
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	3,244,616
1,900,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,822,033
	TOTAL	37,457,965
	Cable Satellite—7.8%
2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,244,642
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$ 3,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	$ 2,398,295
3,225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	2,611,830
1,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,267,636
1,500,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,250,387
2,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,690,653
1,650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,505,031
600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	559,362
1,700,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	1,538,543
1,550,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,050,684
3,800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,661,865
3,800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	2,653,469
3,550,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,583,219
2,275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,061,749
4,500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	2,131,132
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	364,224
950,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	861,470
2,000,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	1,072,880
1,275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	783,328
5,900,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	2,745,513
1,225,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	1,196,875
3,000,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,627,873
2,475,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
2,650,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
1,975,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
4,175,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,232,483
2,725,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,227,564
525,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	487,620
1,000,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	903,002
5,000,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	4,624,000
5,525,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	4,553,815
725,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	577,901
625,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	565,933
1,000,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	809,458
2,425,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,018,966
6,175,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	5,675,013
		TOTAL	61,536,415
		Chemicals—3.2%
3,575,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,046,508
675,000		Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	609,186
5,100,000		Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	5,147,872
2,275,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,987,101
2,775,000		H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,473,274
4,700,000		Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	3,647,176
975,000		Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	952,136
5,675,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	4,109,842
1,850,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	1,096,045
750,000		WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	735,661
1,875,000		WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,537,969
		TOTAL	25,342,770
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—0.7%
$ 2,525,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	$ 2,188,873
425,000	Ritchie Bros Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/15/2028	428,897
450,000	Ritchie Bros Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 3/15/2031	467,404
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	530,040
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,047,783
1,225,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,061,706
	TOTAL	5,724,703
	Consumer Cyclical Services—2.8%
6,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	5,026,562
3,500,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,098,859
700,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	695,584
6,875,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	5,640,645
2,453,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,372,844
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,296,067
1,775,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,521,885
1,700,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,578,297
1,200,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	670,524
	TOTAL	21,901,267
	Consumer Products—1.7%
6,850,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	6,377,962
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,266,756
5,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,552,325
800,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	714,400
150,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	144,398
	TOTAL	13,055,841
	Diversified Manufacturing—1.1%
5,875,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	5,788,281
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,960,773
	TOTAL	8,749,054
	Finance Companies—2.2%
900,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	771,660
4,450,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	3,798,720
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	541,255
5,250,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,261,727
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,781,757
2,775,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,643,541
3,000,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,575,470
1,275,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	1,165,325
	TOTAL	17,539,455
	Financial Institution - REIT - Other—0.1%
400,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	404,452
	Food & Beverage—1.8%
1,250,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,249,972
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,669,530
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,228,339
775,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	747,858
700,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	646,821
2,500,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,405,926
951,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	929,562
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,278,573
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	$ 1,741,406
	TOTAL	13,897,987
	Gaming—4.7%
2,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	2,598,647
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	972,087
1,000,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	894,404
500,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	502,570
2,950,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	2,578,626
775,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	745,985
1,375,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	1,361,250
2,550,000	Colt Merger Sub., Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	2,582,446
1,850,000	Colt Merger Sub., Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,843,098
775,000	Colt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	794,060
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,033,080
4,400,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,206,180
3,050,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	2,505,880
1,250,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	1,179,250
3,800,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,347,515
1,000,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,002,150
2,725,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.625%, 7/1/2025	2,785,356
3,425,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	3,078,339
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	614,653
1,525,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,474,897
	TOTAL	37,100,473
	Health Care—5.4%
2,225,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	1,777,964
1,375,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	1,115,084
2,400,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,071,728
1,500,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,391,734
2,150,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,884,321
1,350,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	805,754
3,300,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	2,064,546
500,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	441,101
2,400,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,340,018
1,350,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	1,122,208
2,100,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	1,890,222
400,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	431,242
1,850,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	1,019,877
1,125,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,087,282
650,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	657,230
4,425,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	2,617,841
825,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	759,866
9,575,000	Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	8,318,081
1,025,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	772,727
1,125,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	1,017,436
800,000	Tenet Healthcare Corp., 4.875%, 1/1/2026	779,996
1,550,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	1,481,469
1,800,000	Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	1,806,634
3,450,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	3,324,627
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 1,500,000		Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	$ 1,486,310
		TOTAL	42,465,298
		Health Insurance—0.3%
2,600,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	2,395,476
		Independent Energy—4.3%
1,125,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,042,515
1,400,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,378,026
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	808,889
1,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	995,654
1,200,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	1,133,799
1,400,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	1,392,188
3,175,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	71,438
350,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	355,268
675,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	683,471
3,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,793,698
3,150,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	3,107,002
1,950,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,938,415
1,900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	1,931,189
350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	364,000
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	520,780
2,000,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,993,793
3,225,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,189,928
575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	564,050
1,000,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	1,042,100
1,600,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,477,552
2,750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,690,462
2,325,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	2,422,720
2,075,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	2,139,117
		TOTAL	34,036,054
		Industrial - Other—1.7%
3,975,000		Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	3,945,187
6,050,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	4,907,511
3,675,000		Redwood Star Merger Sub., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	3,311,720
1,800,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	1,635,093
		TOTAL	13,799,511
		Insurance - P&C—7.2%
3,325,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,006,060
4,821,420		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	4,459,813
4,350,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	3,769,377
4,225,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	4,177,868
7,225,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	6,275,377
950,000		Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	981,834
8,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	7,297,198
6,900,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	6,890,271
2,125,000		Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	2,170,379
2,300,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	2,320,478
550,000		NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	533,008
8,500,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	7,390,158
1,550,000		Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	1,373,997
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—continued
$ 6,850,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	$ 6,807,598
		TOTAL	57,453,416
		Leisure—0.5%
2,875,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	2,576,106
1,550,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,511,211
		TOTAL	4,087,317
		Lodging—0.4%
1,000,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	834,692
2,325,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,291,551
		TOTAL	3,126,243
		Media Entertainment—5.1%
5,275,000		Audacy Capital Corp., 144A, 6.500%, 5/1/2027	105,790
1,300,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	895,197
1,875,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	64,453
2,150,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	55,452
1,300,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	863,061
1,075,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	918,265
3,350,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	3,006,762
1,275,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	962,799
5,711,766		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,813,173
6,675,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	5,719,724
1,575,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,368,093
3,650,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	3,405,822
1,450,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,209,924
2,000,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	1,687,870
875,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	617,486
725,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	587,812
725,000		Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	475,527
275,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	233,354
4,025,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	2,325,544
975,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	864,094
3,550,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	3,066,051
5,700,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	4,003,686
2,450,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	2,334,893
2,500,000		Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	2,180,525
		TOTAL	40,765,357
		Metals & Mining—0.6%
825,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	726,037
1,525,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,471,171
3,000,000		Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,478,180
		TOTAL	4,675,388
		Midstream—6.7%
2,150,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	2,077,707
2,100,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,977,151
3,425,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,306,277
2,075,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,980,005
3,000,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	3,045,423
1,400,000		Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,234,225
2,600,000		Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	2,388,507
3,275,000		CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,781,052
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 2,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	$ 2,480,457
1,900,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,799,521
1,950,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,766,484
2,325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	2,076,139
2,625,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,591,600
250,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	252,635
1,750,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,639,463
1,725,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,592,863
3,100,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	3,145,094
2,600,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	2,518,735
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,281,375
2,000,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	1,677,329
1,525,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,387,216
2,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,958,257
1,500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,445,003
1,450,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,256,124
1,325,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	1,250,728
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,805,439
2,650,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,216,183
	TOTAL	52,930,992
	Oil Field Services—1.9%
3,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	3,244,035
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,018,604
1,500,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,402,073
900,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	788,652
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,545,810
1,800,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,720,601
3,766,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	3,692,541
	TOTAL	15,412,316
	Packaging—4.8%
4,408,496	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	3,578,050
2,625,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,081,911
7,300,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	6,193,221
2,550,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,534,063
800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	816,654
1,200,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,154,580
1,850,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	1,839,989
1,725,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	1,594,205
7,900,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	6,982,209
2,275,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,056,145
1,647,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,632,905
1,250,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,267,188
800,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	794,974
5,925,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	5,710,732
	TOTAL	38,236,826
	Paper—0.3%
2,875,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,517,910
	Pharmaceuticals—1.6%
1,800,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	753,912
1,450,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	603,650
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 7,600,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	$ 3,277,804
1,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	426,190
800,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	648,780
4,550,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	3,953,677
2,425,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,003,933
900,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	880,911
	TOTAL	12,548,857
	Restaurant—1.3%
9,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	7,948,977
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,289,138
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,335,774
	TOTAL	10,573,889
	Retailers—0.9%
1,825,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	1,754,044
1,450,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,288,663
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,416,594
1,475,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,043,781
1,400,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	960,215
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	313,570
	TOTAL	6,776,867
	Supermarkets—0.6%
3,675,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,184,775
275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	267,520
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,253,494
	TOTAL	4,705,789
	Technology—11.2%
825,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	729,234
2,375,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	2,367,056
2,000,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	1,976,960
3,000,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,766,809
2,425,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,787,615
2,675,000	Central Parent, Inc./Central Merger Sub., Inc., 144A, 7.250%, 6/15/2029	2,647,743
5,550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	4,929,125
2,100,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	1,836,333
4,050,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,660,410
1,725,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,566,988
3,000,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	2,567,700
1,025,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	904,870
4,000,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,454,398
2,750,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	2,638,975
4,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,530,327
2,275,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,940,052
2,350,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	2,356,491
4,475,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	2,468,629
7,375,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	6,420,361
7,600,000	Minerva Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	6,404,065
400,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	357,436
2,250,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,993,929
1,300,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,132,116
975,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	975,975
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 1,775,000		NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	$ 1,778,081
775,000		Open Text Corp., 144A, 6.900%, 12/1/2027	789,834
2,775,000		Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	2,446,606
3,525,000		Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	3,141,941
4,725,000		Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	1,471,071
6,700,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	5,648,795
100,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	104,537
825,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	866,151
2,941,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	3,248,534
1,525,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	1,484,359
3,200,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	3,067,705
700,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	588,515
2,825,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,404,105
825,000		Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	670,589
		TOTAL	89,124,420
		Transportation Services—0.4%
3,275,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	3,116,371
		Utility - Electric—2.3%
400,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	324,429
1,850,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	1,532,453
3,000,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,681,346
3,600,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	2,839,536
1,081,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,074,060
925,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	757,397
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	781,565
2,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,601,195
2,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,211,936
925,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	953,217
3,475,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,346,927
400,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	383,751
		TOTAL	18,487,812
		TOTAL CORPORATE BONDS (IDENTIFIED COST $888,116,865)	762,299,827
		COMMON STOCKS—0.4%
		Cable Satellite—0.0%
7,064	[2,3]	Intelsat Jackson Holdings S.A.	33,554
		Independent Energy—0.0%
3,150	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.0%
67,010	[3]	iHeartMedia, Inc.	243,916
		Oil Field Services—0.4%
39,100	[2,3]	Superior Energy Services, Inc.	2,639,250
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,261,101)	2,916,720
		INVESTMENT COMPANY—2.4%
19,075,906		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.19%[4] (IDENTIFIED COST $19,074,113)	19,072,091
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $909,452,079)[5]	784,288,638
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	9,123,329
		TOTAL NET ASSETS—100%	$793,411,967
Semi-Annual Shareholder Report
10

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2022	$17,611,455
Purchases at Cost	$92,666,712
Proceeds from Sales	$(91,208,951)
Change in Unrealized Appreciation/Depreciation	$(2,821)
Net Realized Gain/(Loss)	$5,696
Value as of 6/30/2023	$19,072,091
Shares Held as of 6/30/2023	19,075,906
Dividend Income	$569,965

1	Issuer in default.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $915,558,465.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$762,299,827	$0	$762,299,827
Equity Securities:
Common Stocks
Domestic	243,916	—	2,672,804	2,916,720
Investment Company	19,072,091	—	—	19,072,091
TOTAL SECURITIES	$19,316,007	$762,299,827	$2,672,804	$784,288,638

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$5.22	$6.34	$6.35	$6.36	$5.88	$6.40
Income From Investment Operations:
Net investment income (loss)	0.17	0.33	0.33	0.35	0.38	0.38
Net realized and unrealized gain (loss)	0.13	(1.08)	0.01	0.01	0.49	(0.51)
TOTAL FROM INVESTMENT OPERATIONS	0.30	(0.75)	0.34	0.36	0.87	(0.13)
Less Distributions:
Distributions from net investment income	(0.18)	(0.37)	(0.35)	(0.37)	(0.39)	(0.39)
Net Asset Value, End of Period	$5.34	$5.22	$6.34	$6.35	$6.36	$5.88
Total Return[1]	5.74%	(11.96)%	5.42%	6.09%	15.18%	(2.16)%
Ratios to Average Net Assets:
Net expenses[2]	0.04%[3]	0.04%	0.02%	0.03%	0.03%	0.03%
Net investment income	6.35%[3]	5.77%	5.16%	5.70%	6.16%	6.14%
Expense waiver/reimbursement	—%	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$793,412	$745,111	$2,494,249	$2,212,263	$1,866,222	$1,712,174
Portfolio turnover[4]	7%	13%	34%	38%	34%	21%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $19,072,091 of investments in affiliated holdings* (identified cost $909,452,079, including $19,074,113 of identified cost in affiliated holdings)	$784,288,638
Income receivable	13,588,819
Income receivable from affiliated holdings	177,122
Total Assets	798,054,579
Liabilities:
Payable for investments purchased	409,344
Income distribution payable	4,168,793
Accrued expenses (Note 5)	64,475
Total Liabilities	4,642,612
Net assets for 148,684,421 shares outstanding	$793,411,967
Net Assets Consist of:
Paid-in capital	$1,080,466,758
Total distributable earnings (loss)	(287,054,791)
Total Net Assets	$793,411,967
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$793,411,967 ÷ 148,684,421 shares outstanding, no par value, unlimited shares authorized	$5.34

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended June 30, 2023 (unaudited)

Investment Income:
Interest	$23,972,943
Dividends received from affiliated holdings*	569,965
TOTAL INCOME	24,542,908
Expenses:
Administrative fee (Note 5)	2,443
Custodian fees	10,768
Transfer agent fees	24,437
Directors’/Trustees’ fees (Note 5)	2,970
Auditing fees	19,382
Legal fees	4,811
Portfolio accounting fees	71,723
Printing and postage	9,005
Commitment fee (Note 7)	7,527
Miscellaneous (Note 5)	5,139
TOTAL EXPENSES	158,205
Net investment income	24,384,703
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized gain of $5,696 on sales of investments in affiliated holdings*)	(15,519,813)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(2,821) on investments in affiliated holdings*)	33,934,116
Net realized and unrealized gain (loss) on investments	18,414,303
Change in net assets resulting from operations	$42,799,006

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,384,703	$70,721,276
Net realized gain (loss)	(15,519,813)	(75,289,254)
Net change in unrealized appreciation/depreciation	33,934,116	(199,057,584)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	42,799,006	(203,625,562)
Distributions to Shareholders	(25,771,053)	(79,474,824)
Share Transactions:
Proceeds from sale of shares	65,195,340	107,543,200
Net asset value of shares issued to shareholders in payment of distributions declared	1,074,363	5,651,526
Cost of shares redeemed	(34,996,271)	(1,579,232,583)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	31,273,432	(1,466,037,857)
Change in net assets	48,301,385	(1,749,138,243)
Net Assets:
Beginning of period	745,110,582	2,494,248,825
End of period	$793,411,967	$745,110,582
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
June 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Shareholder Report
16

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
17

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2023	Year Ended 12/31/2022
Shares sold	12,215,161	18,064,404
Shares issued to shareholders in payment of distributions declared	201,347	969,803
Shares redeemed	(6,602,921)	(269,530,125)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,813,587	(250,495,918)
4. FEDERAL TAX INFORMATION
At June 30, 2023, the cost of investments for federal tax purposes was $915,558,465. The net unrealized depreciation of investments for federal tax purposes was $131,269,827. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $3,673,878 and unrealized depreciation from investments for those securities having an excess of cost over value of $134,943,705.
As of December 31, 2022, the Fund had a capital loss carryforward of $139,824,073 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$28,650,339	$111,173,734	$139,824,073
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
Semi-Annual Shareholder Report
18

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2023, were as follows:
Purchases	$78,627,894
Sales	$48,745,113
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the six months ended June 30, 2023, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the six months ended June 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,057.40	$0.20
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.60	$0.20

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
20

Evaluation and Approval of Advisory Contract–May 2023
High Yield Bond Core Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
Semi-Annual Shareholder Report
21

including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
Semi-Annual Shareholder Report
22

Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2022, the Fund underperformed its benchmark index. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
Semi-Annual Shareholder Report
23

In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report
24

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for High Yield Bond Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report
26

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
27

High Yield Bond Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
31867 (8/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2023

Mortgage Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Mortgage-Backed Securities	90.1%
Non-Agency Mortgage-Backed Securities	5.5%
Asset-Backed Securities	2.4%
Agency Risk Transfer Securities	0.3%
Derivative Contracts	(0.1)%
Cash Equivalents[2]	4.1%
Other Assets and Liabilities—Net[3]	(2.3)%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—90.1%
	Federal Home Loan Mortgage Corporation—34.6%
$ 5,487,110	2.000%, 5/1/2035	$ 4,894,095
2,816,141	2.000%, 7/1/2035	2,512,669
17,015,554	2.000%, 11/1/2035	15,150,025
33,319,479	2.000%, 4/1/2036	29,708,091
15,022,315	2.000%, 5/1/2036	13,394,096
14,550,784	2.000%, 11/1/2036	12,928,201
8,487,533	2.000%, 8/1/2050	6,998,784
10,445,050	2.000%, 9/1/2050	8,596,624
16,550,925	2.000%, 9/1/2050	13,689,200
46,509,955	2.000%, 9/1/2050	38,279,241
28,727,365	2.000%, 11/1/2050	23,553,805
24,751,504	2.000%, 12/1/2050	20,239,819
3,178,474	2.000%, 3/1/2051	2,609,037
6,808,798	2.000%, 4/1/2051	5,559,184
43,126,626	2.000%, 4/1/2051	35,292,494
15,794,898	2.000%, 5/1/2051	12,896,073
28,511,183	2.000%, 5/1/2051	23,278,548
27,536,855	2.000%, 11/1/2051	22,620,722
34,037,376	2.000%, 1/1/2052	28,109,624
92,980,930	2.000%, 1/1/2052	76,119,610
44,814,914	2.500%, 12/1/2035	41,077,059
25,795,080	2.500%, 4/1/2037	23,611,359
145,140	2.500%, 10/1/2049	125,193
6,479,543	2.500%, 5/1/2050	5,572,469
7,863,486	2.500%, 8/1/2050	6,757,759
7,391,140	2.500%, 9/1/2050	6,290,625
72,890,389	2.500%, 9/1/2051	61,832,254
68,819,570	2.500%, 10/1/2051	58,486,546
14,286,025	2.500%, 10/1/2051	12,127,634
29,931,657	2.500%, 12/1/2051	25,372,045
16,073,597	2.500%, 12/1/2051	13,760,661
2,719,264	2.500%, 1/1/2052	2,330,520
62,330,140	2.500%, 1/1/2052	53,263,654
12,657,194	2.500%, 2/1/2052	10,792,358
25,161,211	2.500%, 2/1/2052	21,383,341
11,659,948	2.500%, 2/1/2052	9,942,040
14,035,713	2.500%, 3/1/2052	12,029,180
28,780,268	2.500%, 4/1/2052	24,620,897
10,206,262	2.500%, 4/1/2052	8,699,342
25,146,282	2.500%, 5/1/2052	21,478,702
8,239,384	2.500%, 5/1/2052	7,030,591
1,348,060	3.000%, 4/1/2031	1,282,358
2,127,469	3.000%, 6/1/2032	2,017,132
2,571,647	3.000%, 6/1/2032	2,438,273
23,032,533	3.000%, 6/1/2033	21,787,613
1,691,180	3.000%, 7/1/2033	1,603,470
12,771,942	3.000%, 1/1/2043	11,578,191
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 451,867	3.000%, 6/1/2045	$ 407,614
614,459	3.000%, 5/1/2046	553,899
11,587,322	3.000%, 6/1/2046	10,336,662
4,551,587	3.000%, 6/1/2046	4,130,015
5,281,930	3.000%, 7/1/2046	4,791,063
1,782,643	3.000%, 9/1/2046	1,590,236
4,251,715	3.000%, 10/1/2046	3,832,673
4,330,434	3.000%, 10/1/2046	3,899,574
3,473,452	3.000%, 11/1/2046	3,106,149
2,569,167	3.000%, 11/1/2046	2,284,642
5,152,613	3.000%, 12/1/2046	4,648,000
7,297,420	3.000%, 5/1/2047	6,571,356
8,559,415	3.000%, 11/1/2051	7,603,470
9,143,617	3.000%, 4/1/2052	8,103,140
37,612,888	3.000%, 6/1/2052	33,180,010
30,385,243	3.000%, 8/1/2052	26,908,630
88,517	3.500%, 6/1/2026	86,279
127,142	3.500%, 6/1/2026	123,557
46,106	3.500%, 7/1/2026	44,712
3,416,705	3.500%, 9/1/2043	3,184,509
1,487,994	3.500%, 5/1/2046	1,379,973
17,060,239	3.500%, 7/1/2046	15,736,448
10,498,750	3.500%, 11/1/2047	9,700,503
5,474,847	3.500%, 11/1/2047	5,055,158
2,159,722	3.500%, 12/1/2047	1,984,714
10,405,678	3.500%, 12/1/2047	9,673,039
5,771,215	3.500%, 2/1/2048	5,354,057
8,477,251	3.500%, 2/1/2048	7,898,932
12,878,629	3.500%, 12/1/2049	11,766,119
8,276,913	3.500%, 5/1/2051	7,559,655
13,665,454	3.500%, 7/1/2051	12,502,591
27,513,051	3.500%, 2/1/2052	25,189,021
235,039	3.500%, 4/1/2052	214,561
27,664,655	3.500%, 5/1/2052	25,219,753
7,809,130	3.500%, 5/1/2052	7,118,987
20,195,729	3.500%, 6/1/2052	18,690,174
6,257,219	3.500%, 7/1/2052	5,766,801
15,321	4.000%, 5/1/2024	15,177
233,859	4.000%, 8/1/2025	229,371
35,705	4.000%, 5/1/2026	34,931
482,479	4.000%, 5/1/2026	471,857
665,976	4.000%, 12/1/2040	639,487
460,456	4.000%, 1/1/2042	441,841
2,909,570	4.000%, 5/1/2048	2,767,588
11,511,054	4.000%, 4/1/2052	10,913,364
4,698,554	4.000%, 4/1/2052	4,461,197
15,158,191	4.000%, 5/1/2052	14,236,128
30,454,863	4.000%, 6/1/2052	28,602,312
9,472,070	4.000%, 7/1/2052	8,892,930
2,039,538	4.000%, 7/1/2052	1,923,760
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 16,507,114	4.000%, 8/1/2052	$ 15,497,837
15,253,734	4.000%, 10/1/2052	14,321,092
19,536,449	4.000%, 11/1/2052	18,412,773
21,442,849	4.000%, 11/1/2052	20,125,092
16,739	4.500%, 7/1/2024	16,580
18,517	4.500%, 8/1/2024	18,341
32,657	4.500%, 9/1/2024	32,346
21,898	4.500%, 9/1/2024	21,690
27,629	4.500%, 6/1/2025	27,328
34,771,422	4.500%, 10/1/2037	34,069,377
404,365	4.500%, 11/1/2039	396,845
1,213,535	4.500%, 5/1/2040	1,191,591
118,816	4.500%, 6/1/2040	116,676
181,635	4.500%, 7/1/2040	178,406
367,390	4.500%, 8/1/2040	360,675
658,969	4.500%, 8/1/2040	647,018
2,068,217	4.500%, 9/1/2040	2,031,441
418,354	4.500%, 7/1/2041	410,849
379,430	4.500%, 7/1/2041	372,805
259,408	4.500%, 7/1/2041	254,883
1,675,609	4.500%, 10/1/2048	1,633,413
10,891,243	4.500%, 5/1/2052	10,550,779
21,775,089	4.500%, 6/1/2052	20,932,438
8,717,212	4.500%, 7/1/2052	8,416,378
37,678,413	4.500%, 8/1/2052	36,220,338
13,492,492	4.500%, 10/1/2052	12,966,145
29,336,502	4.500%, 1/1/2053	28,192,074
29,548,865	4.500%, 2/1/2053	28,396,152
14,688,355	4.500%, 3/1/2053	14,115,356
3,680,423	4.500%, 5/1/2053	3,548,120
529	5.000%, 7/1/2023	526
165	5.000%, 7/1/2023	165
933	5.000%, 7/1/2025	928
741,050	5.000%, 1/1/2034	736,718
252,989	5.000%, 5/1/2034	251,481
875	5.000%, 11/1/2035	873
284,131	5.000%, 4/1/2036	283,490
362	5.000%, 4/1/2036	362
5,138	5.000%, 4/1/2036	5,117
60,187	5.000%, 4/1/2036	60,070
70,718	5.000%, 5/1/2036	70,708
48,494	5.000%, 6/1/2036	48,383
93,793	5.000%, 6/1/2036	93,565
281,380	5.000%, 12/1/2037	281,239
47,648	5.000%, 5/1/2038	47,621
26,663	5.000%, 6/1/2038	26,689
50,164	5.000%, 9/1/2038	50,249
46,430	5.000%, 2/1/2039	46,519
46,970	5.000%, 6/1/2039	47,101
1,360,080	5.000%, 10/1/2039	1,365,041
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 123,276	5.000%, 2/1/2040	$ 123,766
204,121	5.000%, 8/1/2040	205,123
35,279,459	5.000%, 10/1/2052	34,623,070
24,915,401	5.000%, 2/1/2053	24,412,909
20,963,423	5.000%, 3/1/2053	20,547,185
626,811	5.500%, 5/1/2034	632,884
21,269	5.500%, 3/1/2036	21,666
53,539	5.500%, 3/1/2036	54,393
10,989	5.500%, 3/1/2036	11,196
78,013	5.500%, 3/1/2036	79,013
160,570	5.500%, 6/1/2036	163,509
80,091	5.500%, 6/1/2036	81,575
29,716	5.500%, 6/1/2036	30,168
76,565	5.500%, 9/1/2037	78,258
120,484	5.500%, 9/1/2037	122,727
87,277	5.500%, 12/1/2037	89,203
11,095	5.500%, 3/1/2038	11,320
4,665,618	5.500%, 9/1/2052	4,651,028
28,779,648	5.500%, 12/1/2052	28,663,568
7,134,557	5.500%, 1/1/2053	7,101,322
24,307,382	5.500%, 3/1/2053	24,194,148
6,487	6.000%, 7/1/2029	6,545
15,329	6.000%, 2/1/2032	15,506
10,868	6.000%, 5/1/2036	11,131
27,127	6.000%, 8/1/2037	27,909
187,798	6.000%, 9/1/2037	192,849
27,911,579	6.000%, 4/1/2053	28,158,560
3,789	6.500%, 6/1/2029	3,869
1,360	6.500%, 7/1/2029	1,389
118,265	6.500%, 11/1/2036	123,606
313,028	6.500%, 10/1/2037	328,667
1,373	6.500%, 4/1/2038	1,442
1,107	6.500%, 4/1/2038	1,163
6,349	7.000%, 4/1/2032	6,552
102,647	7.000%, 4/1/2032	107,170
7,965	7.000%, 9/1/2037	8,468
9,830	7.500%, 10/1/2029	10,172
5,793	7.500%, 11/1/2029	6,005
5,733	7.500%, 4/1/2031	5,769
10,134	7.500%, 5/1/2031	10,655
1,315	8.000%, 3/1/2030	1,371
22,549	8.000%, 1/1/2031	23,482
24,770	8.000%, 2/1/2031	26,128
12,680	8.000%, 3/1/2031	13,334
428	8.500%, 9/1/2025	435
95	8.500%, 9/1/2025	96
	TOTAL	1,685,429,814
	Federal National Mortgage Association—53.3%
6,775,478	2.000%, 12/1/2034	6,064,397
9,844,108	2.000%, 7/1/2035	8,780,214
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 13,738,778	2.000%, 8/1/2035	$ 12,232,504
5,681,897	2.000%, 4/1/2036	5,066,055
30,249,602	2.000%, 5/1/2036	26,876,418
38,528,948	2.000%, 7/1/2050	31,590,204
8,061,767	2.000%, 8/1/2050	6,627,545
39,252,164	2.000%, 10/1/2050	32,183,175
10,876,110	2.000%, 10/1/2050	8,917,413
26,317,919	2.000%, 11/1/2050	21,578,280
12,278,370	2.000%, 3/1/2051	10,101,670
8,483,023	2.000%, 5/1/2051	6,947,348
322,446,788	2.000%, 5/1/2051	263,973,739
40,215,979	2.000%, 5/1/2051	33,212,197
18,463,139	2.000%, 6/1/2051	15,247,706
16,900,164	2.000%, 7/1/2051	13,856,585
7,504,915	2.000%, 8/1/2051	6,153,342
44,901,330	2.000%, 8/1/2051	36,660,625
39,582,752	2.000%, 10/1/2051	32,330,530
15,090,398	2.000%, 10/1/2051	12,353,879
11,319,097	2.000%, 12/1/2051	9,298,307
6,273,045	2.000%, 12/1/2051	5,162,925
29,790,967	2.000%, 12/1/2051	24,323,454
7,317,097	2.000%, 1/1/2052	5,992,488
122,782,786	2.000%, 2/1/2052	100,440,408
74,053,432	2.000%, 2/1/2052	60,485,607
18,563,131	2.000%, 2/1/2052	15,237,468
36,053,457	2.000%, 2/1/2052	29,616,862
15,466,032	2.000%, 3/1/2052	12,666,229
19,836,353	2.000%, 3/1/2052	16,270,189
14,930,529	2.000%, 3/1/2052	12,288,323
12,684,961	2.000%, 3/1/2052	10,432,217
38,013,898	2.000%, 4/1/2052	31,049,117
25,337,801	2.000%, 4/1/2052	20,671,739
5,327,827	2.500%, 9/1/2035	4,871,797
21,588,793	2.500%, 7/1/2036	19,801,640
8,603,197	2.500%, 11/1/2036	7,858,749
2,468,749	2.500%, 12/1/2036	2,262,839
37,094,921	2.500%, 12/1/2036	33,931,410
3,958,341	2.500%, 5/1/2037	3,620,767
2,200,175	2.500%, 12/1/2049	1,879,796
8,685,821	2.500%, 6/1/2050	7,464,460
3,220,240	2.500%, 7/1/2050	2,742,266
6,580,878	2.500%, 9/1/2050	5,601,008
15,568,431	2.500%, 9/1/2050	13,250,345
35,717,506	2.500%, 10/1/2050	30,343,482
13,383,363	2.500%, 11/1/2050	11,369,714
21,122,440	2.500%, 2/1/2051	17,917,974
33,441	2.500%, 6/1/2051	28,767
42,896,961	2.500%, 9/1/2051	36,442,723
78,997,517	2.500%, 10/1/2051	67,111,622
66,956,284	2.500%, 10/1/2051	57,143,004
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 66,360,418	2.500%, 10/1/2051	$ 56,396,627
14,929,375	2.500%, 12/1/2051	12,655,122
23,690,094	2.500%, 1/1/2052	20,214,542
8,044,678	2.500%, 1/1/2052	6,836,797
64,362,190	2.500%, 1/1/2052	54,698,426
9,038,718	2.500%, 2/1/2052	7,681,585
5,239,643	2.500%, 2/1/2052	4,470,939
42,093,914	2.500%, 2/1/2052	36,141,978
12,483	2.500%, 3/1/2052	10,731
4,209,538	2.500%, 3/1/2052	3,591,960
18,774,216	2.500%, 4/1/2052	15,918,661
2,277,141	2.500%, 5/1/2052	1,930,788
32,001,125	2.500%, 5/1/2052	27,186,265
1,017,495	3.000%, 2/1/2032	965,679
9,878,887	3.000%, 10/1/2034	9,273,924
1,214,850	3.000%, 1/1/2036	1,142,733
3,442,118	3.000%, 6/1/2037	3,224,876
8,805,285	3.000%, 9/1/2037	8,224,792
2,372,766	3.000%, 8/1/2043	2,146,325
1,644,787	3.000%, 9/1/2043	1,487,819
6,148,461	3.000%, 8/1/2046	5,536,715
2,899,181	3.000%, 9/1/2046	2,610,724
3,394,533	3.000%, 11/1/2046	3,046,183
719,904	3.000%, 2/1/2047	649,402
8,370,107	3.000%, 3/1/2047	7,537,316
5,485,340	3.000%, 12/1/2047	4,939,571
8,535,431	3.000%, 12/1/2047	7,683,523
3,511,042	3.000%, 2/1/2048	3,118,917
30,329,614	3.000%, 2/1/2048	27,122,382
1,153,014	3.000%, 11/1/2049	1,023,521
2,446,427	3.000%, 5/1/2051	2,173,966
122,350,726	3.000%, 5/1/2051	107,921,489
40,172,680	3.000%, 7/1/2051	35,409,871
42,723,925	3.000%, 12/1/2051	37,682,010
36,389,427	3.000%, 12/1/2051	32,234,358
6,417,625	3.000%, 1/1/2052	5,734,476
21,736,893	3.000%, 2/1/2052	19,375,473
15,522,416	3.000%, 2/1/2052	13,685,742
10,063,027	3.000%, 3/1/2052	8,861,322
19,883,930	3.000%, 4/1/2052	17,608,854
23,311,688	3.000%, 4/1/2052	20,720,908
6,584,260	3.000%, 4/1/2052	5,830,904
12,451,129	3.000%, 5/1/2052	10,977,862
55,461	3.500%, 11/1/2025	54,024
80,858	3.500%, 11/1/2025	78,764
94,387	3.500%, 12/1/2025	91,831
98,597	3.500%, 1/1/2026	95,927
27,801	3.500%, 1/1/2026	27,065
20,312,814	3.500%, 6/1/2037	19,317,697
10,214,946	3.500%, 9/1/2037	9,714,520
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 4,003,963	3.500%, 8/1/2046	$ 3,703,285
6,902,937	3.500%, 9/1/2046	6,425,547
6,698,348	3.500%, 11/1/2047	6,184,869
6,714,325	3.500%, 12/1/2047	6,231,094
19,174,380	3.500%, 1/1/2048	17,722,494
3,427,833	3.500%, 4/1/2048	3,162,922
17,059,307	3.500%, 11/1/2050	15,852,871
12,410,278	3.500%, 5/1/2051	11,486,084
14,418,837	3.500%, 7/1/2051	13,214,394
49,575,120	3.500%, 3/1/2052	45,987,830
46,822,533	3.500%, 6/1/2052	42,746,716
39,693,333	3.500%, 7/1/2052	36,359,038
9,925,300	3.500%, 4/1/2053	9,040,384
65,452	4.000%, 12/1/2025	64,131
94,919	4.000%, 7/1/2026	92,769
27,838,775	4.000%, 11/1/2037	26,900,094
1,022,559	4.000%, 2/1/2041	981,598
754,212	4.000%, 3/1/2046	720,236
947,908	4.000%, 7/1/2046	909,946
2,143,677	4.000%, 11/1/2046	2,057,827
3,060,246	4.000%, 10/1/2047	2,932,907
5,041,847	4.000%, 10/1/2047	4,800,541
5,743	4.000%, 11/1/2047	5,534
26,076	4.000%, 1/1/2048	25,322
43,662	4.000%, 2/1/2048	41,812
3,418,472	4.000%, 2/1/2048	3,252,726
3,760	4.000%, 2/1/2048	3,594
7,259	4.000%, 2/1/2048	6,952
1,957,768	4.000%, 3/1/2048	1,859,174
1,127,986	4.000%, 3/1/2048	1,081,402
5,280	4.000%, 5/1/2048	5,022
669,198	4.000%, 6/1/2048	636,542
4,825	4.000%, 6/1/2048	4,589
1,305,219	4.000%, 7/1/2048	1,241,527
14,080,571	4.000%, 4/1/2052	13,246,059
3,871,820	4.000%, 4/1/2052	3,637,509
5,374,104	4.000%, 4/1/2052	5,048,880
27,308,206	4.000%, 7/1/2052	25,647,064
24,915,879	4.000%, 7/1/2052	23,501,482
16,491,280	4.000%, 9/1/2052	15,477,819
11,127,109	4.000%, 9/1/2052	10,446,776
5,814,806	4.000%, 10/1/2052	5,457,460
39,430,912	4.000%, 5/1/2053	37,130,930
87,273	4.500%, 2/1/2039	85,572
473,044	4.500%, 5/1/2040	464,516
1,155,205	4.500%, 10/1/2040	1,134,733
139,619	4.500%, 11/1/2040	137,159
1,515,679	4.500%, 4/1/2041	1,489,134
742,075	4.500%, 6/1/2041	729,090
12,046,986	4.500%, 5/1/2052	11,588,322
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 6,527,672	4.500%, 6/1/2052	$ 6,275,065
8,105,177	4.500%, 8/1/2052	7,791,524
18,507,059	4.500%, 10/1/2052	17,857,963
617	5.000%, 8/1/2023	615
19,738	5.000%, 11/1/2023	19,638
956,734	5.000%, 2/1/2036	954,264
527,451	5.000%, 7/1/2040	529,853
561,119	5.000%, 10/1/2041	564,404
40,806,499	5.000%, 8/1/2052	40,021,774
17,204,471	5.000%, 11/1/2052	16,932,762
9,180,153	5.000%, 12/1/2052	8,995,008
24,637,653	5.000%, 2/1/2053	24,140,763
14,760,643	5.000%, 4/1/2053	14,462,952
11,479,431	5.000%, 5/1/2053	11,253,295
39,802,597	5.000%, 6/1/2053	38,999,862
22,736	5.500%, 1/1/2032	22,884
15,631	5.500%, 1/1/2032	15,743
232,268	5.500%, 9/1/2034	235,023
620,049	5.500%, 12/1/2034	627,412
17,761	5.500%, 4/1/2035	17,951
281,816	5.500%, 11/1/2035	286,029
131,552	5.500%, 1/1/2036	133,567
47,415	5.500%, 3/1/2036	48,171
212,862	5.500%, 4/1/2036	216,109
327,736	5.500%, 4/1/2036	332,887
186,792	5.500%, 5/1/2036	190,330
69,196	5.500%, 9/1/2036	70,300
226,819	5.500%, 8/1/2037	230,491
121,135	5.500%, 7/1/2038	123,482
343,344	5.500%, 4/1/2041	351,563
9,755,360	5.500%, 9/1/2052	9,731,256
8,492,965	5.500%, 11/1/2052	8,464,017
4,882	6.000%, 1/1/2029	4,925
6,260	6.000%, 2/1/2029	6,316
2,134	6.000%, 2/1/2029	2,152
3,302	6.000%, 4/1/2029	3,332
7,663	6.000%, 5/1/2029	7,731
3,954	6.000%, 5/1/2029	3,989
337,557	6.000%, 7/1/2034	344,852
201,155	6.000%, 11/1/2034	205,347
96,540	6.000%, 7/1/2036	99,289
23,852	6.000%, 7/1/2036	24,507
92,543	6.000%, 10/1/2037	95,309
38,698	6.000%, 6/1/2038	39,916
494,882	6.000%, 7/1/2038	510,410
44,983	6.000%, 9/1/2038	46,412
29,970	6.000%, 10/1/2038	30,957
283,433	6.000%, 2/1/2039	292,824
5,336,416	6.000%, 12/1/2052	5,400,313
5,131,558	6.000%, 1/1/2053	5,178,569
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 5,299,408	6.000%, 4/1/2053	$ 5,346,301
10,591	6.500%, 9/1/2028	10,641
1,974	6.500%, 8/1/2029	2,015
4,023	6.500%, 6/1/2031	4,125
10,901	6.500%, 6/1/2031	11,137
1,633	6.500%, 6/1/2031	1,669
1,493	6.500%, 6/1/2031	1,525
2,215	6.500%, 1/1/2032	2,266
30,947	6.500%, 3/1/2032	31,734
107,105	6.500%, 4/1/2032	110,215
13,984	6.500%, 5/1/2032	14,420
133,816	6.500%, 7/1/2036	139,714
2,896	6.500%, 8/1/2036	3,002
12,575	6.500%, 9/1/2036	13,197
22,660	6.500%, 12/1/2036	23,668
57,103	6.500%, 9/1/2037	60,066
188	6.500%, 12/1/2037	198
30,585	6.500%, 10/1/2038	32,146
1	7.000%, 7/1/2023	1
94	7.000%, 5/1/2024	94
521	7.000%, 7/1/2024	538
434	7.000%, 7/1/2025	448
7,043	7.000%, 9/1/2031	7,283
4,797	7.000%, 9/1/2031	4,997
73,658	7.000%, 11/1/2031	76,803
5,182	7.000%, 12/1/2031	5,400
8,803	7.000%, 1/1/2032	8,787
22,585	7.000%, 2/1/2032	23,510
23,441	7.000%, 3/1/2032	24,442
42,379	7.000%, 3/1/2032	43,737
4,556	7.000%, 4/1/2032	4,756
12,322	7.000%, 4/1/2032	12,755
97,719	7.000%, 4/1/2032	102,104
130,531	7.000%, 6/1/2037	139,446
682	7.500%, 1/1/2030	708
5,139	7.500%, 9/1/2030	5,351
5,345	7.500%, 5/1/2031	5,591
2,203	7.500%, 6/1/2031	2,309
20,819	7.500%, 8/1/2031	21,894
30,080	7.500%, 1/1/2032	31,010
2,402	7.500%, 6/1/2033	2,467
906	8.000%, 11/1/2029	944
106	9.000%, 6/1/2025	108
	TOTAL	2,602,889,315
	Government National Mortgage Association—1.5%
5,790,532	3.000%, 1/20/2047	5,244,302
42,140,135	3.000%, 9/20/2050	37,664,575
688,082	3.500%, 8/15/2043	645,737
430,312	3.500%, 8/15/2043	403,831
7,983,411	3.500%, 3/20/2047	7,471,505
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 10,025,440	3.500%, 11/20/2047	$ 9,376,330
614,280	4.000%, 9/15/2040	586,590
1,653,410	4.000%, 10/15/2040	1,580,046
785,000	4.000%, 1/15/2041	749,653
1,027,491	4.000%, 10/15/2041	980,924
2,946,320	4.000%, 6/15/2048	2,814,222
163,647	4.500%, 1/15/2039	159,498
107,097	4.500%, 6/15/2039	104,506
463,247	4.500%, 10/15/2039	452,206
180,858	4.500%, 1/15/2040	176,530
100,963	4.500%, 6/15/2040	98,599
64,877	4.500%, 9/15/2040	63,383
91,462	4.500%, 2/15/2041	89,292
527,290	4.500%, 3/15/2041	514,890
46,231	4.500%, 5/15/2041	45,166
1,729,728	4.500%, 6/20/2041	1,706,175
342,613	4.500%, 9/15/2041	334,720
353,287	4.500%, 10/15/2043	345,740
275,417	5.000%, 1/15/2039	273,626
236,856	5.000%, 5/15/2039	235,507
320,038	5.000%, 8/20/2039	321,085
108,104	5.500%, 12/15/2038	109,628
77,604	5.500%, 12/20/2038	78,789
158,450	5.500%, 1/15/2039	160,790
158,894	5.500%, 2/15/2039	161,195
5,004	6.000%, 10/15/2028	5,038
4,035	6.000%, 3/15/2029	4,062
52,146	6.000%, 2/15/2036	53,321
81,015	6.000%, 4/15/2036	82,977
75,423	6.000%, 6/15/2037	77,328
8,504	6.500%, 10/15/2028	8,658
2,908	6.500%, 10/15/2028	2,961
3,649	6.500%, 11/15/2028	3,715
3,769	6.500%, 12/15/2028	3,838
2,051	6.500%, 2/15/2029	2,088
5,389	6.500%, 3/15/2029	5,487
20,255	6.500%, 9/15/2031	20,666
47,051	6.500%, 2/15/2032	48,144
6,748	7.000%, 11/15/2027	6,813
4,439	7.000%, 6/15/2028	4,507
8,321	7.000%, 11/15/2028	8,432
5,532	7.000%, 1/15/2029	5,614
5,677	7.000%, 5/15/2029	5,788
357	7.000%, 10/15/2029	358
16,056	7.000%, 5/15/2030	16,370
11,666	7.000%, 11/15/2030	11,949
6,626	7.000%, 12/15/2030	6,742
8,466	7.000%, 8/15/2031	8,675
33,297	7.000%, 10/15/2031	34,274
9,104	7.000%, 12/15/2031	9,404
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 6,729		7.500%, 8/15/2029	$ 6,942
31,481		7.500%, 10/15/2029	32,424
1,399		7.500%, 10/15/2030	1,442
5,671		7.500%, 1/15/2031	5,907
1,962		8.000%, 10/15/2029	2,040
7,048		8.000%, 11/15/2029	7,331
6,283		8.000%, 1/15/2030	6,503
2,572		8.000%, 10/15/2030	2,671
34,885		8.000%, 11/15/2030	36,514
2,866		8.500%, 5/15/2029	2,992
		TOTAL	73,491,015
		Uniform Mortgage-Backed Securities, TBA—0.7%
35,000,000		5.500%, 7/1/2053	34,831,808
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,477,392,231)	4,396,641,952
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.5%
		Non-Agency Mortgage-Backed Securities—5.5%
452,879		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	282,820
221,662		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	22,137
34,934,381		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	28,115,354
35,884,336		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	31,135,267
36,548,627		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	30,508,111
36,267,756		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	29,143,126
30,377,145		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	25,356,611
41,478,427		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	33,330,185
6,490,782		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	5,418,028
5,689,061		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,741,699
40,868,575		JP Morgan Mortgage Trust 2023-4, Class 1A2, 6.000%, 11/25/2053	40,566,851
131,227		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.052%, 8/25/2035	118,270
1,672,366		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,366,167
2,923,049		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,381,654
14,434,572		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	11,617,011
24,147,552		Sequoia Mortgage Trust 2023-2, Class A1, 5.000%, 3/25/2053	23,120,338
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $294,072,276)	267,223,629
		ASSET-BACKED SECURITIES—2.4%
		Auto Receivables—0.7%
14,000,000		Ford Credit Auto Lease Trust 2023-A, Class A2A, 5.190%, 6/15/2025	13,958,419
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	19,790,653
		TOTAL	33,749,072
		Single Family Rental Securities—1.1%
14,700,268		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	13,686,258
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	13,947,821
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	12,491,016
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	13,966,206
		TOTAL	54,091,301
		Student Loans—0.6%
3,761,665		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	3,346,377
7,768,419		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	6,905,372
5,982,381		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	5,421,575
7,462,204	[1]	SMB Private Education Loan Trust 2018-A, Class A2B, 5.993% (1-month USLIBOR +0.800%), 2/15/2036	7,392,607
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 9,692,568	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.293% (1-month USLIBOR +1.100%), 7/15/2053	$ 9,589,309
		TOTAL	32,655,240
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $128,811,414)	120,495,613
	[1]	AGENCY RISK TRANSFER SECURITIES—0.3%
3,062,214		FHLMC - STACR 2023-DNA1, Series 2023-DNA, Class M1A, 7.166% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043	3,067,412
10,400,000		FNMA - CAS 2023-R05, Class 1M2, 8.166% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	10,413,000
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $13,462,214)	13,480,412
		INVESTMENT COMPANY—4.1%
199,528,181		Federated Hermes Government Obligations Fund, Premier Shares, 4.97%[2] (IDENTIFIED COST $199,528,181)	199,528,181
		TOTAL INVESTMENT IN SECURITIES—102.4% (IDENTIFIED COST $5,113,266,316)[3]	4,997,369,787
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[4]	(115,953,745)
		TOTAL NET ASSETS—100%	$4,881,416,042
At June 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	900	$96,384,375	September 2023	$(1,437,065)
United States Treasury Notes 10-Year Ultra Long Futures	575	$68,101,563	September 2023	$(539,403)
United States Treasury Notes 10-Year Long Futures	125	$14,033,203	September 2023	$(167,447)
Short Futures:
United States Treasury Ultra Bond Short Futures	300	$40,865,625	September 2023	$(570,206)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,714,121)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2022	$117,293,489
Purchases at Cost	$1,910,326,252
Proceeds from Sales	$(1,828,091,560)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2023	$199,528,181
Shares Held as of 6/30/2023	199,528,181
Dividend Income	$5,526,989

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$4,396,641,952	$—	$4,396,641,952
Collateralized Mortgage Obligations	—	267,223,629	—	267,223,629
Asset-Backed Securities	—	120,495,613	—	120,495,613
Agency Risk Transfer Securities	—	13,480,412	—	13,480,412
Investment Company	199,528,181	—	—	199,528,181
TOTAL SECURITIES	$199,528,181	$4,797,841,606	$—	$4,997,369,787
Other Financial Instruments:[1]
Liabilities	$(2,714,121)	$—	$—	$(2,714,121)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.38	$9.76	$10.07	$9.88	$9.60	$9.80
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.25	0.17	0.24	0.32	0.30
Net realized and unrealized gain (loss)	(0.02)	(1.37)	(0.26)	0.22	0.28	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.15	(1.12)	(0.09)	0.46	0.60	0.10
Less Distributions:
Distributions from net investment income	(0.17)	(0.26)	(0.22)	(0.27)	(0.32)	(0.30)
Net Asset Value, End of Period	$8.36	$8.38	$9.76	$10.07	$9.88	$9.60
Total Return[2]	1.77%	(11.57)%	(0.89)%	4.70%	6.33%	1.10%
Ratios to Average Net Assets:
Net expenses[3]	0.02%[4]	0.02%	0.02%	0.02%	0.03%	0.03%
Net investment income	4.01%[4]	2.78%	1.72%	2.42%	3.25%	3.18%
Expense waiver/reimbursement[5]	—%[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,881,416	$3,184,276	$3,204,459	$2,143,118	$2,528,865	$2,815,951
Portfolio turnover[6]	18%	204%	351%	257%	130%	109%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	12%	123%	65%	72%	100%	109%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $199,528,181 of investments in affiliated holdings* (identified cost $5,113,266,316, including $199,528,181 of identified cost in affiliated holdings)	$4,997,369,787
Cash	791,425
Due from broker (Note 2)	2,777,499
Income receivable	13,280,298
Income receivable from affiliated holdings	844,506
Receivable for investments sold	71,725,506
Receivable for shares sold	1,400,000
Total Assets	5,088,189,021
Liabilities:
Payable for investments purchased	192,483,573
Payable for variation margin on futures contracts	186,706
Income distribution payable	13,961,268
Accrued expenses (Note 5)	141,432
Total Liabilities	206,772,979
Net assets for 583,611,100 shares outstanding	$4,881,416,042
Net Assets Consist of:
Paid-in capital	$5,389,343,231
Total distributable earnings (loss)	(507,927,189)
Total Net Assets	$4,881,416,042
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,881,416,042 ÷ 583,611,100 shares outstanding, no par value, unlimited shares authorized	$8.36

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2023 (unaudited)

Investment Income:
Interest	$77,532,604
Dividends received from affiliated holdings*	5,526,989
TOTAL INCOME	83,059,593
Expenses:
Administrative fee (Note 5)	3,556
Custodian fees	74,950
Transfer agent fees	107,154
Directors’/Trustees’ fees (Note 5)	9,843
Auditing fees	17,963
Legal fees	4,811
Portfolio accounting fees	127,127
Printing and postage	9,157
Miscellaneous (Note 5)	17,206
TOTAL EXPENSES	371,767
Net investment income	82,687,826
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(25,499,425)
Net realized loss on futures contracts	(2,178,744)
Net change in unrealized depreciation of investments	8,641,375
Net change in unrealized depreciation of futures contracts	(1,571,271)
Net realized and unrealized gain (loss) on investments and futures contracts	(20,608,065)
Change in net assets resulting from operations	$62,079,761

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2023	Year Ended 12/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$82,687,826	$96,662,995
Net realized gain (loss)	(27,678,169)	(306,588,651)
Net change in unrealized appreciation/depreciation	7,070,104	(168,920,459)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,079,761	(378,846,115)
Distributions to Shareholders	(83,216,444)	(102,200,096)
Share Transactions:
Proceeds from sale of shares	1,770,871,881	2,040,715,935
Net asset value of shares issued to shareholders in payment of distributions declared	12,633,043	13,900,330
Cost of shares redeemed	(65,228,292)	(1,593,752,933)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,718,276,632	460,863,332
Change in net assets	1,697,139,949	(20,182,879)
Net Assets:
Beginning of period	3,184,276,093	3,204,458,972
End of period	$4,881,416,042	$3,184,276,093
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Shareholder Report

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Semi-Annual Shareholder Report

Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $73,402,176 and $13,622,768, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$2,714,121*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(2,178,744)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,571,271)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2023	Year Ended 12/31/2022
Shares sold	209,926,547	229,727,001
Shares issued to shareholders in payment of distributions declared	1,493,225	1,598,040
Shares redeemed	(7,673,722)	(179,640,289)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	203,746,050	51,684,752
4. FEDERAL TAX INFORMATION
At June 30, 2023, the cost of investments for federal tax purposes was $5,113,266,316. The net unrealized depreciation of investments for federal tax purposes was $115,896,529. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $23,128,787 and unrealized depreciation from investments for those securities having an excess of cost over value of $139,025,316. The amounts presented are inclusive of derivative contracts.
Semi-Annual Shareholder Report

As of December 31, 2022, the Fund had a capital loss carryforward of $362,570,699 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$285,947,761	$76,622,938	$362,570,699
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2023, were as follows:
Purchases	$170,523,982
Sales	$14,354,473
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the six months ended June 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the six months ended June 30, 2023, the program was not utilized.
Semi-Annual Shareholder Report

9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,017.70	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.70	$0.10

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Mortgage Core Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
Semi-Annual Shareholder Report

including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
Semi-Annual Shareholder Report

Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2022, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
Semi-Annual Shareholder Report

In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Mortgage Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Mortgage Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
31866 (8/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2023